Acquisitions and Other - Advisors Asset Management Inc. (Details) - Advisors Asset Management Inc. $ in Millions, $ in Millions	Feb. 01, 2023 CAD ($)	Feb. 01, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired	51.00%	51.00%
Consideration transferred	$ 250	$ 188